SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS
 OF WELLS FARGO SPECIALTY FUNDS
 For the Wells Fargo Specialized Technology Fund (the "Fund")

At a meeting held August 15 - 16, 2017 the Board of Trustees of the Fund approved the following changes effective on or about October 1, 2017.
I. The Fund's strategy in the section entitled "Fund Summary" is hereby replaced with the following:

At a meeting held August 15 - 16, 2017 the Board of Trustees of the Fund approved the following changes effective September 1, 2017.

I. In the section entitled "Fund Summaries - Specialized Technology Fund Summary" the Annual Fund Operating Expense table is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.88%	0.88%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.42%	2.17%
Fee Waivers	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.41%	2.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through August 1, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. In the section entitled "Fund Summaries - Specialized Technology Fund Summary" the Example of Expenses table is hereby replaced with the following:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$710	$319	$219
3 Years	$998	$678	$678
5 Years	$1,306	$1,164	$1,164
10 Years	$2,178	$2,502	$2,502
September 1, 2017	SFR097/P401SP2